Expense Example - Class A C I P R T and W Shares - Voya Floating Rate Fund	Class A 1 Yr	Class A 3 Yrs	Class A 5 Yrs	Class A 10 Yrs	Class C 1 Yr	Class C 3 Yrs	Class C 5 Yrs	Class C 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class P 1 Yr	Class P 3 Yrs	Class P 5 Yrs	Class P 10 Yrs	Class R 1 Yr	Class R 3 Yrs	Class R 5 Yrs	Class R 10 Yrs	Class T 1 Yr	Class T 3 Yrs	Class T 5 Yrs	Class T 10 Yrs	Class W 1 Yr	Class W 3 Yrs	Class W 5 Yrs	Class W 10 Yrs
USD ($)	358	638	938	1,791	287	629	1,097	2,391	86	300	532	1,199	30	237	461	1,106	136	475	838	1,858	358	638	938	1,791	86	320	572	1,296